Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
A continuity of goodwill is as follows:
	December 31, 2013	December 31, 2012

Balance, beginning of period:	$56,879	$55,814
Acquisition of BAF (note 4(a))	18,542	-
Impairment losses	(34,964)	-
Impact of foreign exchange changes	1,043	1,065

Balance, end of period	$41,500	$56,879